Dreyfus Intermediate Municipal Bond Fund, Inc. 200 Park Avenue New York, New York 10166 September 28, 2009

Securities and Exchange Commission Office of Filings and Informational Services 100 F Street, NE Washington, D.C. 20549 ATTN: John Grzeskiewicz

Re:	Dreyfus Intermediate Municipal Bond Fund, Inc.
Post-Effective Amendment No. 33 to Registration Statement on Form N1-A
Registration Nos. 811-3721; 2-83357

Ladies and Gentlemen:

     The undersigned hereby requests that the effective date for the above-referenced Post-Effective Amendment No. 33 to the Registration Statement be accelerated so that it will become effective on October 1, 2009 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

Dreyfus Intermediate
Municipal Bond Fund, Inc.

/s/Michael A. Rosenberg

Michael A. Rosenberg,
Secretary

MBSC Securities Corporation 200 Park Avenue New York, New York 10166 September 28, 2009

Securities and Exchange Commission Office of Filings and Informational Services 100 F Street, NE Washington, D.C. 20549 ATTN: John Grzeskiewicz

Re:	Dreyfus Intermediate Municipal Bond Fund, Inc.
Post-Effective Amendment No. 33 to Registration Statement on Form N1-A
Registration Nos. 811-3721; 2-83357

Ladies and Gentlemen:

     As principal underwriter of the securities of the above-mentioned investment company (the Fund ), we hereby join the Fund in requesting that the effective date for the Fund s Post-Effective Amendment No. 33 to the Registration Statement be accelerated so that it will become effective on October 1, 2009 at 9:00 a.m., New York time, or as soon thereafter as may be practicable.

Very truly yours,

MBSC SECURITIES CORPORATION

/s/James Bitetto

James Bitetto,
Assistant Secretary

September 28, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549 ATTN: John Grzeskiewicz

RE:	Dreyfus Intermediate Municipal Bond Fund, Inc.
1933 Act File No. 2-83357
1940 Act File No. 811-3721
CIK No. 718935

Gentlemen:

     On behalf of the above-referenced fund (the Fund ), transmitted for filing is Post-Effective Amendment No. 33 to the Fund s Registration Statement on Form N-1A ( Amendment No. 33). Amendment No. 33 is being filed to amend Post-Effective Amendment No. 32 to the Fund s Registration Statement on Form N-1A filed on September 26, 2008, pursuant to Rule 485 (b) under the Securities Act of 1933, as amended (the Act ).

     This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate a summary section to the Fund s prospectus.

Please call me with any comments or questions you may have at (212) 922-6795.

Sincerely,

/s/Michael A. Rosenberg

Michael A. Rosenberg
Chief Legal Officer
The Dreyfus Family of Funds

Enclosures

cc: Stroock & Stroock & Lavan LLP